FAIR VALUE MEASUREMENTS - Secured Bridge Loans (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Fair Value	$ 16,500
Lock-up period	12 months
Gains from investment	$ 937,000
Secured Bridge Loans Fund 1
FAIR VALUE MEASUREMENTS
Fair Value	$ 15,258
Redemption Notice Period	90 days
Secured Bridge Loans Fund 2
FAIR VALUE MEASUREMENTS
Fair Value	$ 1,242